Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) unit customer item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Bad debt expense	$ 0	$ 0	$ 0
Non-cash LNG inventory write-downs	0	0	18,000,000
Impairments related to property, plant and equipment	0	0	0
Derivative instruments designated as cash flow hedges	0	$ 0	$ 0
Taxes, Difference in Bases, Amount	$ 3,100,000,000
Number of Reportable Segments | unit	1
Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
Creole Trail Pipeline [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
TUA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	2
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term	90 years
SPL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number Of Fixed Price Contracts | item	6
Concentration Risk, Number Of Significant Customers | customer	6
SPL [Member] | Minimum [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Sale And Purchase Agreement Term Of Agreement	20 years
SPLNG [Member] | Customer Concentration Risk [Member] | TUA Customers [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2